Shareholder Report	6 Months Ended
May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000018021 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	TWMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.26%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.26%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000018023 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	I Class
Trading Symbol	AMKIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$63	1.06%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.06%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000189777 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	Y Class
Trading Symbol	AEYMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$54	0.91%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.91%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000018022 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	A Class
Trading Symbol	AEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	1.51%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.51%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000018024 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	C Class
Trading Symbol	ACECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$133	2.26%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.26%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000055528 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R Class
Trading Symbol	AEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$104	1.76%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.76%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000189779 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R5 Class
Trading Symbol	AEGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$63	1.06%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.06%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000131622 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	R6 Class
Trading Symbol	AEDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.91%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.91%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000236495 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Fund
Class Name	G Class
Trading Symbol	ACADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,997,480,156
Holdings Count | holding	88
Advisory Fees Paid, Amount	$ 6,831,142
Investment Company, Portfolio Turnover	22.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	101.3%	Taiwan	26%
Short-Term Investments	0.6%	South Korea	24%
Other Assets and Liabilities	(1.9)%	China	21%
		India	9%
		Brazil	5%

C000018025 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	TWGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.11%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000018027 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	I Class
Trading Symbol	AGGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000189780 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	Y Class
Trading Symbol	AGYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000018026 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	A Class
Trading Symbol	AGGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.36%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000018030 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	C Class
Trading Symbol	AGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$108	2.11%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.11%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000018031 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R Class
Trading Symbol	AGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.61%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000189781 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R5 Class
Trading Symbol	AGFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000131623 [Member]
Shareholder Report [Line Items]
Fund Name	Focused Global Growth Fund
Class Name	R6 Class
Trading Symbol	AGGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 561,772,695
Holdings Count | holding	39
Advisory Fees Paid, Amount	$ 3,016,497
Investment Company, Portfolio Turnover	68.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	69%
Other Assets and Liabilities	1.0%	Japan	7%
		United Kingdom	6%
		Hong Kong	4%
		Taiwan	4%

C000167113 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	Investor Class
Trading Symbol	AFCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000167114 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	I Class
Trading Symbol	AFCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000167115 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	A Class
Trading Symbol	AFCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.35%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000167116 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	C Class
Trading Symbol	AFCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$106	2.10%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000167117 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R Class
Trading Symbol	AFCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$81	1.60%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000167118 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	R6 Class
Trading Symbol	AFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000212502 [Member]
Shareholder Report [Line Items]
Fund Name	Focused International Growth Fund
Class Name	G Class
Trading Symbol	AFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 233,674,650
Holdings Count | holding	53
Advisory Fees Paid, Amount	$ 229,096
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.9%	United Kingdom	15%
Short-Term Investments	2.4%	Japan	10%
Other Assets and Liabilities	(0.3)%	Taiwan	10%
		France	9%
		South Korea	7%

C000167125 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	Investor Class
Trading Symbol	AGCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 65,330,342
Holdings Count | holding	143
Advisory Fees Paid, Amount	$ 357,044
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

C000167126 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	I Class
Trading Symbol	AGCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Net Assets	$ 65,330,342
Holdings Count | holding	143
Advisory Fees Paid, Amount	$ 357,044
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

C000167127 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	A Class
Trading Symbol	AGCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	1.38%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
Net Assets	$ 65,330,342
Holdings Count | holding	143
Advisory Fees Paid, Amount	$ 357,044
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

C000167128 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	C Class
Trading Symbol	AGCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$112	2.13%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.13%
Net Assets	$ 65,330,342
Holdings Count | holding	143
Advisory Fees Paid, Amount	$ 357,044
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

C000167129 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R Class
Trading Symbol	AGCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$86	1.63%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.63%
Net Assets	$ 65,330,342
Holdings Count | holding	143
Advisory Fees Paid, Amount	$ 357,044
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

C000167130 [Member]
Shareholder Report [Line Items]
Fund Name	Global Small Cap Fund
Class Name	R6 Class
Trading Symbol	AGCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 65,330,342
Holdings Count | holding	143
Advisory Fees Paid, Amount	$ 357,044
Investment Company, Portfolio Turnover	70.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	United States	45%
Exchange-Traded Funds	0.0%	Japan	13%
Short-Term Investments	2.2%	Canada	10%
Other Assets and Liabilities	(1.2)%	Australia	5%
		Taiwan	4%

C000018035 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Investor Class
Trading Symbol	TWIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.22%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000018037 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	I Class
Trading Symbol	TGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000189783 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	Y Class
Trading Symbol	ATYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000018036 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	A Class
Trading Symbol	TWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000018040 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	C Class
Trading Symbol	AIWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$112	2.22%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.22%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000018041 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R Class
Trading Symbol	ATGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$87	1.72%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000189784 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R5 Class
Trading Symbol	ATGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000131624 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	R6 Class
Trading Symbol	ATGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000236496 [Member]
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	G Class
Trading Symbol	ACAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 2,246,351,572
Holdings Count | holding	107
Advisory Fees Paid, Amount	$ 7,265,855
Investment Company, Portfolio Turnover	59.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	19%
Short-Term Investments	2.4%	United Kingdom	18%
Other Assets and Liabilities	(1.3)%	France	11%
		Switzerland	6%
		Germany	6%

C000018042 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	Investor Class
Trading Symbol	AIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$80	1.46%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.46%
Net Assets	$ 587,060,314
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 3,790,554
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

C000018043 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	I Class
Trading Symbol	ACIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$69	1.26%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.26%
Net Assets	$ 587,060,314
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 3,790,554
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

C000088079 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	A Class
Trading Symbol	AIVOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$93	1.71%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.71%
Net Assets	$ 587,060,314
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 3,790,554
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

C000088080 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	C Class
Trading Symbol	AIOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$134	2.46%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.46%
Net Assets	$ 587,060,314
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 3,790,554
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

C000088081 [Member]
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	R Class
Trading Symbol	AIORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$107	1.96%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.96%
Net Assets	$ 587,060,314
Holdings Count | holding	122
Advisory Fees Paid, Amount	$ 3,790,554
Investment Company, Portfolio Turnover	69.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	24%
Rights	0.0%	Canada	15%
Exchange-Traded Funds	0.0%	Taiwan	11%
Short-Term Investments	2.2%	United Kingdom	6%
Other Assets and Liabilities	(1.7)%	Australia	5%

C000152811 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	Investor Class
Trading Symbol	ANTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.42%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.42%
Net Assets	$ 474,364,240
Holdings Count | holding	121
Advisory Fees Paid, Amount	$ 736,922
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	34%
Exchange-Traded Funds	0.3%	United Kingdom	11%
Short-Term Investments	1.4%	Canada	10%
Other Assets and Liabilities	(1.0)%	Australia	9%
		Germany	5%

C000152812 [Member]
Shareholder Report [Line Items]
Fund Name	International Small-Mid Cap Fund
Class Name	G Class
Trading Symbol	ANTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 474,364,240
Holdings Count | holding	121
Advisory Fees Paid, Amount	$ 736,922
Investment Company, Portfolio Turnover	73.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	34%
Exchange-Traded Funds	0.3%	United Kingdom	11%
Short-Term Investments	1.4%	Canada	10%
Other Assets and Liabilities	(1.0)%	Australia	9%
		Germany	5%

C000018052 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	Investor Class
Trading Symbol	ACEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000018053 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	I Class
Trading Symbol	ACVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000018054 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	A Class
Trading Symbol	MEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$75	1.39%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.39%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000018056 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	C Class
Trading Symbol	ACCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$116	2.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.14%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000018057 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R Class
Trading Symbol	ACVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$89	1.64%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.64%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000131625 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	R6 Class
Trading Symbol	ACVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000236497 [Member]
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	G Class
Trading Symbol	ACAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 1,343,677,236
Holdings Count | holding	159
Advisory Fees Paid, Amount	$ 1,834,435
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	23%
Short-Term Investments	1.7%	United Kingdom	16%
Other Assets and Liabilities	(0.8)%	France	11%
		Germany	8%
		Hong Kong	5%

C000205778 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	Investor Class
Trading Symbol	ANTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.20%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 544,952,766
Holdings Count | holding	60
Advisory Fees Paid, Amount	$ 678,259
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

C000216231 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	I Class
Trading Symbol	ANVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 544,952,766
Holdings Count | holding	60
Advisory Fees Paid, Amount	$ 678,259
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

C000216232 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	A Class
Trading Symbol	ANVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$76	1.45%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%
Net Assets	$ 544,952,766
Holdings Count | holding	60
Advisory Fees Paid, Amount	$ 678,259
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

C000216233 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R Class
Trading Symbol	ANVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$89	1.70%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.70%
Net Assets	$ 544,952,766
Holdings Count | holding	60
Advisory Fees Paid, Amount	$ 678,259
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

C000216230 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	R6 Class
Trading Symbol	ANVMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Net Assets	$ 544,952,766
Holdings Count | holding	60
Advisory Fees Paid, Amount	$ 678,259
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%

C000205779 [Member]
Shareholder Report [Line Items]
Fund Name	Non-U.S. Intrinsic Value Fund
Class Name	G Class
Trading Symbol	ANTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 544,952,766
Holdings Count | holding	60
Advisory Fees Paid, Amount	$ 678,259
Investment Company, Portfolio Turnover	41.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	96.4%	United Kingdom	26%
Short-Term Investments	2.8%	France	16%
Other Assets and Liabilities	0.8%	South Korea	11%
		Japan	8%
		Germany	7%